Commitments and Contingent Liabilities - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 838
2020	707
2021	505
2022	73
Total	$ 2,123